Shareholder Report, Holdings (Details)	Dec. 31, 2025
C000161835 | Spotify Technology
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000161835 | Marvell Technology
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000161835 | Snowflake
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000161835 | Cloudflare
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000161835 | Vertiv Holdings
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000161835 | NU Holdings
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000161835 | Alnylam Pharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000161835 | ROBLOX
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000161835 | Anglogold Ashanti
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000161835 | Ferguson Enterprises
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000161835 | Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	19.20%
C000161835 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	18.90%
C000161835 | Financials
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000161835 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000161835 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000161835 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000161835 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000161835 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000161835 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000161835 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000161836 | Spotify Technology
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000161836 | Marvell Technology
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000161836 | Snowflake
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000161836 | Cloudflare
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000161836 | Vertiv Holdings
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000161836 | NU Holdings
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000161836 | Alnylam Pharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000161836 | ROBLOX
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000161836 | Anglogold Ashanti
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000161836 | Ferguson Enterprises
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000161836 | Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	19.20%
C000161836 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	18.90%
C000161836 | Financials
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000161836 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000161836 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000161836 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000161836 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000161836 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000161836 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000161836 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000219328 | Spotify Technology
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000219328 | Marvell Technology
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000219328 | Snowflake
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000219328 | Cloudflare
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000219328 | Vertiv Holdings
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000219328 | NU Holdings
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000219328 | Alnylam Pharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000219328 | ROBLOX
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000219328 | Anglogold Ashanti
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000219328 | Ferguson Enterprises
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000219328 | Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	19.20%
C000219328 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	18.90%
C000219328 | Financials
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000219328 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000219328 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000219328 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000219328 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000219328 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000219328 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000219328 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	4.60%